Subsidiary undertakings (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests	$ 30,252,000	$ 6,391,000	$ (11,554,000)
Non-controlling interests	0	41,915,000
Dividends recognised as distributions to non-controlling interests	8,089,000	479,000	6,406,000
GeoPark Chile S.A [Member]
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests	(4,273,000)	(6,200,000)	(10,379,000)
Non-controlling interests	15,953,000
GeoPark Colombia Cooperatie U.A [Member]
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests	35,284,000	13,536,000	2,791,000
Non-controlling interests	29,330,000
GeoPark TdF S.A [Member]
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests	(758,000)	$ (945,000)	$ (3,966,000)
Non-controlling interests	$ 3,368,000